Oniverse	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Oniverse
1.3 Oniverse

		Equity interest
Entity	Domicile	12/31/2025	12/31/2024
On Holding AG	Zurich, CH
On AG	Zurich, CH	100%	100%
On Brazil Ltda.	Sao Paulo, BR	100%	100%
On Cloud Service GmbH	Berlin, DE	100%	100%
On Clouds GmbH	Zurich, CH	100%	100%
On Clouds Inc.	Delaware, USA	100%	100%
On Europe AG	Zurich, CH	100%	100%
On Experience 1-22, LLC(1)	Delaware, USA(1)	100%	100%
On Hong Kong Ltd.	Hong Kong, SAR of CN	100%	100%
On Inc.	Oregon, USA	100%	100%
On Italy S.r.l.	Milan, IT	100%	100%
On Japan K.K.	Yokohama, JP	100%	100%
On Korea Ltd.	Seoul, Korea	100%	100%
On Oceania Pty Ltd.	Melbourne, AU	100%	100%
On Running Canada Inc.	Vancouver, CA	100%	100%
On Running Kenya Limited	Nairobi, KE	100%	—%
On Running Sports Products (Shanghai) Company Ltd.	Shanghai, CN	100%	100%
On Running UK Ltd.	London, UK	100%	100%
On Services UK Ltd.	London, UK	100%	100%
On Vietnam Co. Ltd.	Ho Chi Minh City, VN	100%	100%
PT OnRunning Services Indonesia	Jakarta, ID	100%	—%
Brunner Mettler GmbH	Zurich, CH	100%	100%
(1) On Experience 1-22, LLC consists of twenty-two entities (retail stores). They are all 100% owned as of December 31, 2025 and are all 100%
owned as of December 31, 2024, excluding On Experience 13-22, LLC entities, which were established during fiscal year 2025 and therefore did not exist as of December 31, 2024.

Accounting policies
“Oniverse” represents the legal group structure of On. Entities are fully consolidated from the date in which control is transferred to On Holding AG, the parent company of the group. Control is achieved when On is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

For the consolidated entities, all assets, liabilities, income, and expenses are included in the financial statements. All intercompany balances and transactions (including unrealized profits on inventories) are fully eliminated in the process of consolidation.